Investments in Available For Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended			5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Korea Line Corporation	Dec. 31, 2012 Korea Line Corporation	Nov. 15, 2011 Navios Partners	Dec. 31, 2011 Navios Partners	Dec. 31, 2012 Navios Partners	Jun. 29, 2012 Navios Partners	May 19, 2011 Navios Luz / Navios Orbiter
Schedule Of Equity Method Investments [Line Items]
Disposal date										May 19, 2011
Total consideration paid for sale of vessel										$ 130,000
Cash consideration from sale of vessel										120,000
Number of common units exchanged for sale of vessel										507,916
Value of common units exchanged for sale of vessel										10,000
Number of outstanding subordinated units converted into common units								7,621,843	1,000,000
Reclassification of investments in available for sale securities to investments in affiliates	0	82,572	0				82,572
Other Income	17,031	189,239	1,660			168,013
Reclassification of accumulated other comprehensive income to investments in affiliates	0	6,158	0				6,158
Investment held in shares				314,077	138,479
Investment in available for sale securities	7,660	559		7,660	559
Accumulated other comprehensive (loss)/income	$ (11,172)	$ (558)	$ 6,166